GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Changes in Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Line Items]
Balance as of January 1	$ 189,265	$ 152,303
Balance as of December 31	195,527	189,265
Vidazoo Member
Goodwill [Line Items]
Acquisition		$ 36,962
Vidazoo measurement period adjustments	6,262
Balance as of December 31	$ 43,224